UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Global Dynamic Equity Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 0.9%
BHP Billiton Ltd.	101,200	$3,518,170
CSL Ltd.	44,000	1,209,420
Newcrest Mining Ltd.	30,320	841,228
Telstra Corp. Ltd.	256,000	755,215
Transurban Group	44,766	206,453
Woodside Petroleum Ltd.	44,092	1,643,849

		8,174,335

Austria — 0.1%
Telekom Austria AG	68,200	940,760

Belgium — 0.2%
RHJ International (a)	10134,300	1,105,054
RHJ International - ADR (a)	41,200	339,887

		1,444,941

Brazil — 3.5%
All America Latina Logistica SA	72,300	579,167
Banco Itau Holding Financeira SA	46,400	889,354
Cia Brasileira de Distribuicao Grupo Pao de Acucar	69,666	2,337,599
Cia Brasileira, Class B (a)	2,602	87,308
Cia Energetica de Minas Gerais - ADR	21,401	356,755
Cosan Ltd. (a)	115,200	898,560
Cyrela Brazil Realty SA	142,100	1,631,323
GVT Holding SA (a)	26,300	782,721
Hypermarcas SA (a)	254,000	2,925,379
Mrv Engenharia e Participacoes SA	134,400	866,292
NET Servicos de Comunicacao SA (a)	60,700	701,995
Petroleo Brasileiro SA - ADR	330,600	12,051,074
SLC Agricola SA	112,300	1,072,361
Usinas Siderurgicas de Minas Gerais SA	15,300	402,589
Vale SA, Class A	87,100	1,947,159
Vivo Participacoes SA - ADR	92,375	2,585,576

		30,115,212

Canada — 4.3%
Agrium Inc.	13,000	732,550
Alamos Gold, Inc. (a)	94,700	1,009,661
BCE, Inc.	4,000	103,000
Barrick Gold Corp.	106,397	3,704,744
Canadian Natural Resources Ltd.	23,200	1,480,392
Canadian Pacific Railway Ltd.	52,000	2,450,636
Cenovus Energy, Inc.	1,600	37,040

Common Stocks	Shares	Value

Canada (concluded)
Eldorado Gold Corp. (a)	170,500	$2,025,111
EnCana Corp.	1,600	48,944
Goldcorp, Inc.	130,700	4,438,572
Golden Star Resources Ltd. (a)	56,500	154,823
IAMGOLD Corp.	312,900	4,133,409
IAMGOLD, International African Mining Gold Corp.	72,600	956,684
Kinross Gold Corp.	300,250	4,865,286
New Gold, Inc. (a)	12,900	51,757
Potash Corp. of Saskatchewan, Inc.	5,800	576,230
Rogers Communications, Inc., Class B	41,500	1,296,690
Silver Wheaton Corp. (a)	44,900	617,824
Sino-Forest Corp. (a)	92,400	1,604,740
Suncor Energy, Inc.	25,468	804,115
TELUS Corp.	16,100	498,848
Talisman Energy, Inc.	11,600	191,914
Teck Corp., Class B (a)	2,700	88,614
Thomson Corp.	1,900	63,422
Vittera, Inc. (a)	35,600	317,295
Yamaha Gold, Inc.	476,100	4,795,508

		37,047,809

Chile — 0.1%
Banco Santander Chile SA - ADR	10,300	636,849
Sociedad Quimica y Minera de Chile SA	16,600	603,908

		1,240,757

China — 2.5%
Beijing Enterprises Holdings Ltd.	698,344	4,847,793
Chaoda Modern Agriculture Holdings Ltd.	2,691,493	2,630,391
China BlueChemical Ltd.	600,400	389,515
China Communications Services Corp. Ltd.	33,600	16,983
China Huiyan Juice Group Ltd.	173,000	111,746
China Life Insurance Co., Ltd.	212,800	938,457
China Life Insurance Co., Ltd. - ADR (b)	16,299	1,076,386
China Mobile Ltd.	220,400	2,070,599
China Pacific Insurance Group Co. Ltd. (a)	105,600	393,078
China Shenhua Energy Co., Ltd., Class H	549,800	2,343,490
China South Locomotive and Rolling Corp.	458,800	302,015

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
BRL	Brazilian Real
CHF	Swiss Frank
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
INR	Indonesian Rupiah
JPY	Japanese Yen
MYR	Malaysian Ringgit
SGD	Singapore Dollar
USD	US Dollar

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010	1

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

China (concluded)
China Telecom Corp., Ltd.	990,000	$406,719
China Unicom Ltd.	234,000	261,056
Denway Motors Ltd.	1,009,500	575,227
Guangshen Railway Co., Ltd.	1,936,000	790,969
Jiangsu Express	263,500	234,529
Ping An Insurance Group Co., of China Ltd.	88,500	685,920
Shanghai Industrial Holdings Ltd.	61,600	285,859
Tianjin Development Holdings Ltd.	3,255,400	1,984,513
Tianjin Port Development Holdings Ltd.	3,296,100	977,439
Xiamen International Port Co. Ltd.	1,955,000	351,875

		21,674,559

Egypt — 0.2%
Telecom Egypt	506,934	1,676,792

Finland — 0.1%
Fortum Oyj	33,112	840,272

France — 1.0%
AXA SA	24,050	495,210
AXA SA - ADR	1,500	30,885
Cie Generale d’Optique Essilor International SA	45,500	2,646,824
France Telecom SA	110,000	2,521,990
Sanofi-Aventis	8,200	606,345
Sanofi-Aventis - ADR	2,000	73,620
Thales SA	12,400	561,967
Total SA	27,074	1,564,698

		8,501,539

Germany — 0.2%
Allianz AG Registered Shares	7,728	855,689
Bayer AG	14,391	983,627
Bayer AG - ADR	1,100	74,624

		1,913,940

Hong Kong — 0.9%
Cheung Kong Holdings Ltd.	84,200	990,741
Cheung Kong Infrastructure Holdings Ltd.	179,200	666,626
HSBC Holdings Plc Hong Kong Registered	95,800	1,022,720
Hutchison Whampoa Ltd.	161,627	1,099,394
The Link Real Estate Investment Trust	899,200	2,157,510
Ports Design Ltd.	2,500	6,694
Shougang Concord International Enterprises Co., Ltd.	732,000	149,494
Sinopharm Group Co. (a)	99,500	375,498
Wharf Holdings Ltd.	207,125	1,022,175

		7,490,852

India — 0.9%
Adani Power Ltd. (a)	367,867	789,588
Bharat Heavy Electricals Ltd.	32,700	1,704,846
Container Corp. of India	10,700	282,845
Hindustan Lever Ltd.	77,600	405,197

Common Stocks	Shares	Value

India (concluded)
Housing Development Finance Corp.	13,200	$679,299
Larsen & Toubro Ltd.	20,650	635,160
Reliance Industries Ltd.	91,800	2,064,536
State Bank of India Ltd.	30,620	1,361,260

		7,922,731

Indonesia — 0.2%
Bumi Resources Tbk PT	3,536,007	923,439
Telekomunikasi Indonesia Tbk PT	523,800	520,111

		1,443,550

Ireland — 0.2%
Accenture Plc	2,400	98,376
Covidien Plc	23,875	1,207,120
Warner Chilcott Plc, Class A (a)	2,400	65,592

		1,371,088

Israel — 0.3%
AFI Development Plc - ADR (a)	172,000	369,800
Check Point Software Technologies Ltd. (a)	4,400	140,712
Teva Pharmaceutical Industries Ltd. - ADR	42,885	2,432,437

		2,942,949

Italy — 0.1%
Assicurazioni Generali SpA	10,700	254,446
Intesa Sanpaolo SpA	150,100	571,377

		825,823

Japan — 11.2%
Aioi Insurance Co., Ltd.	572,000	2,713,292
Astellas Pharma, Inc.	23,500	866,721
Canon, Inc.	64,600	2,525,089
Coca-Cola Central Japan Co., Ltd.	37,942	471,319
Coca-Cola West Holdings Co., Ltd.	81,675	1,362,548
Daihatsu Motor Co., Ltd.	57,900	554,830
Daikin Industries Ltd.	7,600	282,377
Daiwa House Industry Co., Ltd.	102,300	1,075,779
Denso Corp.	23,700	696,293
East Japan Railway Co.	49,469	3,321,243
Fanuc Ltd.	6,100	583,691
Fuji Heavy Industries Ltd.	195,000	916,089
Fujitsu Ltd.	53,200	324,461
Futaba Industrial Co., Ltd.	84,700	766,243
Hitachi Chemical Co., Ltd.	43,500	927,476
Hokkaido Coca-Cola Bottling Co., Ltd.	15,000	74,868
Honda Motor Co., Ltd.	51,000	1,728,345
Hoya Corp.	106,600	2,842,253
JGC Corp.	94,377	1,761,704
KDDI Corp.	610	3,215,467
Kinden Corp.	113,000	1,022,943
Kirin Holdings Co., Ltd.	140,200	2,137,084
Kubota Corp.	349,900	3,146,376
Kyowa Hakko Kirin Co., Ltd.	69,400	723,233
Mikuni Coca-Cola Bottling Co., Ltd.	38,400	302,378
Mitsubishi Corp.	212,100	5,128,838

2	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Mitsubishi Tanabe Pharma Corp.	21,100	$298,910
Mitsubishi UFJ Financial Group, Inc.	312,200	1,606,604
Mitsui & Co., Ltd.	233,100	3,428,540
Mitsui OSK Lines Ltd.	108,900	678,830
Mitsui Sumitomo Insurance Group Holdings, Inc.	56,509	1,414,444
Murata Manufacturing Co., Ltd.	28,500	1,563,573
NGK Insulators Ltd.	37,700	823,377
NTT DoCoMo, Inc.	2,964	4,436,833
NTT Urban Development Co.	435	317,643
Nintendo Co., Ltd.	2,400	669,126
Nippon Telegraph & Telephone Corp.	32,100	1,350,898
Nipponkoa Insurance Co., Ltd.	348,100	2,004,393
Nomura Holdings, Inc.	155,300	1,161,067
Okumura Corp.	337,500	1,227,191
Rinnai Corp.	19,400	906,225
Rohm Co., Ltd.	16,900	1,138,736
Sekisui House Ltd.	221,000	2,087,021
Seven & I Holdings Co., Ltd.	95,600	2,089,497
Shimachu Co., Ltd.	19,900	405,030
Shin-Etsu Chemical Co., Ltd.	74,400	3,891,140
Shionogi & Co., Ltd.	50,200	1,034,544
Sony Corp. - ADR	1,900	63,137
Sumitomo Chemical Co., Ltd.	984,200	4,422,139
Sumitomo Electric Industries Ltd.	31,400	410,138
Sumitomo Mitsui Financial Group, Inc.	21,100	681,047
Suzuki Motor Corp.	123,200	2,784,488
TDK Corp.	14,000	904,338
Tadano Ltd.	28,000	133,713
Terumo Corp.	9,100	510,148
Toda Corp.	264,000	897,811
Toho Co., Ltd.	81,200	1,342,854
Tokio Marine Holdings, Inc.	175,900	4,729,651
Tokyo Gas Co., Ltd.	529,000	2,142,328
Toyota Industries Corp.	82,700	2,424,557
Toyota Motor Corp.	42,700	1,642,392
Ube Industries Ltd.	416,300	1,078,038
West Japan Railway Co.	269	927,353

		97,098,694

Kazakhstan — 0.4%
KazMunaiGas Exploration Production - ADR	136,700	3,472,180

Luxembourg — 0.0%
Millicom International Cellular SA	1,400	99,848

Malaysia — 0.5%
Axiata Group Bhd (a)	659,800	629,484
British American Tobacco Malaysia Bhd	40,000	493,104
Genting Malaysia Bhd	132,630	107,675
IOI Corp. Bhd	489,948	736,818
PLUS Expressways Bhd	1,152,145	1,117,600
Telekom Malaysia Bhd	293,000	267,612

Common Stocks	Shares	Value

Malaysia (concluded)
Tenaga Nasional Bhd	305,841	$713,284

		4,065,577

Mexico — 0.3%
America Movil, SA de CV – ADR	41,500	1,811,475
Fomento Economico Mexicano, SA de CV - ADR	11,200	472,192

		2,283,667

Netherlands — 0.3%
Koninklijke KPN NV	92,977	1,539,562
Koninklijke Philips Electronics NV	5,300	160,272
Philips Electronics NV	15,300	462,032
Unilever NV - ADR	23,200	709,456

		2,871,322

Norway — 0.1%
Statoil ASA	56,500	1,267,945

Philippines — 0.1%
First Gen Corp. (a)	148,824	30,803
Philippine Long Distance Telephone Co. - ADR	11,600	649,252

		680,055

Russia — 2.1%
Kuzbassrazrezugol (a)	3,080,806	1,346,312
MMC Norilsk Nickel - ADR (a)	110,037	1,711,075
Novorossiysk Commercial Sea Port - GDR	307,200	3,532,800
OAO Rosnft Oil Co. - GDR (a)	77,400	602,946
Polyus Gold Co. ZAO - ADR	63,000	1,701,000
RusHydro - ADR (a)	899,534	3,921,968
Sberbank	1,259,100	3,670,277
Surgutneftegaz - ADR	72,900	618,192
Uralkali - GDR	46,600	1,002,366

		18,106,936

Singapore — 1.2%
CapitaLand Ltd.	38,500	104,666
DBS Group Holdings Ltd.	60,000	604,515
Fraser and Neave Ltd.	390,800	1,149,282
Keppel Corp. Ltd.	253,000	1,494,862
MobileOne Ltd.	259,090	380,592
Noble Group Ltd.	123,280	250,502
Oversea-Chinese Banking Corp.	271,000	1,568,654
Parkway Holdings Ltd. (a)	621,190	1,181,808
Parkway Life Real Estate Investment Trust	35,983	33,083
Sembcorp Marine Ltd.	210,400	491,797
Singapore Press Holdings Ltd.	191,000	500,682
Singapore Telecommunications Ltd.	1,026,060	2,186,618
United Overseas Bank Ltd.	33,500	429,412

		10,376,473

South Africa — 0.2%
Anglo Platinum Ltd. (a)	3,800	358,691
Gold Fields Ltd. - ADR	35,400	404,268
Impala Platinum Holdings Ltd.	15,000	384,307

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010	3

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

South Africa (concluded)
Katanga Mining Ltd. (a)	323,748	$214,974
Sasol Ltd.	13,700	507,637

		1,869,877

South Korea — 1.5%
Cheil Industries, Inc.	9,600	460,304
KT Corp. - ADR (b)	92,100	1,946,073
KT&G Corp.	31,200	1,812,011
Korean Reinsurance Co.	13,659	118,536
LG Corp.	11,400	614,382
LG Display Co., Ltd.	23,300	753,216
LS Corp.	13,400	1,098,990
Meritz Fire & Marine Insurance Co., Ltd.	13,947	88,412
POSCO	2,100	957,900
POSCO - ADR	10,600	1,197,270
Paradise Co., Ltd.	88,134	254,037
SK Telecom Co., Ltd.	7,810	1,225,892
Samsung Electronics Co., Ltd.	2,840	1,908,227
Samsung Fine Chemicals Co., Ltd.	21,500	878,210

		13,313,460

Spain — 0.3%
Iberdrola Renovables	131,900	584,318
Telefonica SA	96,510	2,311,951

		2,896,269

Switzerland — 1.7%
Credit Suisse Group AG	28,042	1,212,786
Foster Wheeler AG (a)	38,784	1,085,176
Nestle SA Registered Shares	88,615	4,200,504
Noble Corp.	2,400	96,768
Novartis AG Registered Shares	25,570	1,368,376
Roche Holding AG	9,924	1,664,959
Transocean Ltd. (a)	12,330	1,044,844
Tyco Electronics Ltd.	12,975	322,818
Tyco International Ltd.	10,775	381,758
UBS AG	54,800	714,701
Weatherford International Ltd. (a)	39,300	616,224
Zurich Financial Services AG	9,307	1,978,782

		14,687,696

Taiwan — 1.3%
Asustek Computer, Inc.	291,338	562,308
Catcher Technology Co., Ltd.	96,800	216,712
Cheng Shin Rubber Industry Co. Ltd.	114,000	217,698
Chunghwa Telecom Co., Ltd.	471,719	857,913
Chunghwa Telecom Co., Ltd. - ADR (a)	103,023	1,804,269
Compal Electronics, Inc.	206,000	285,589
Delta Electronics, Inc.	439,324	1,322,911
Far EasTone Telecommunications Co., Ltd.	546,000	661,135
HON HAI Precision Industry Co., Ltd.	240,817	1,003,483
HTC Corp.	123,750	1,209,473
MediaTek, Inc.	38,000	613,085
Taiwan Cement Corp.	332,947	308,994

Common Stocks	Shares	Value

Taiwan (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd.	923,994	$1,754,007

		10,817,577

Thailand — 0.3%
Hana Microelectronics Pcl	603,900	382,042
PTT Public Co. THB10	148,500	997,605
Siam Commercial Bank Pcl	524,900	1,261,057

		2,640,704

Turkey — 0.5%
BIM Birlesik Magazalar AS	16,300	739,476
Tupas Turkiye Petrol Rafine	38,900	800,923
Turk Telekomunikasyon AS	215,300	744,299
Turkcell Iletisim Hizmet AS	92,600	679,684
Turkiye Garanti Bankasi AS	285,000	1,195,315

		4,159,697

United Kingdom — 3.3%
Anglo American Plc (a)	30,200	1,108,063
Antofagasta Plc	35,900	498,329
AstraZeneca Group Plc - ADR	2,200	102,278
BP Plc	284,952	2,658,600
BP Plc - ADR (c)	49,600	2,783,552
British American Tobacco Plc	49,263	1,628,372
Diageo Plc - ADR (b)	68,900	4,629,391
Guinness Peat Group Plc	1,268,582	769,122
HSBC Holdings Plc	356,500	3,816,512
HSBC Holdings Plc - ADR (b)	17,800	952,478
Lloyds TSB Group Plc	1,556,100	1,251,007
Prudential Plc	30,900	283,003
Royal Dutch Shell Plc - ADR	43,600	2,415,004
Shire Pharmaceuticals Plc - ADR	1,400	83,440
Standard Chartered Plc	23,400	538,986
Unilever Plc	46,837	1,424,260
Vodafone Group Plc	912,551	1,949,571
Vodafone Group Plc - ADR	62,694	1,345,413

		28,237,381

United States — 44.6%
3Com Corp. (a)	291,300	2,170,185
3M Co.	24,400	1,963,956
ACE Ltd.	78,200	3,852,914
The AES Corp. (a)	5,900	74,517
AOL, Inc. (a)	2,521	60,428
AT&T Inc.	360,087	9,131,806
Abbott Laboratories	75,100	3,975,794
Advance Auto Parts, Inc.	2,400	94,680
Advanced Micro Devices, Inc. (a)	81,500	607,990
Aetna, Inc.	68,600	2,055,942
Alliance Resource Partners LP	15,500	613,490
The Allstate Corp.	18,900	565,677
Altria Group, Inc. (c)	68,300	1,356,438
Amdocs Ltd. (a)	3,500	100,065
American Commercial Lines, Inc. (a)	27,550	422,617

4	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
American Water Works Co., Inc.	15,200	$331,360
AmerisourceBergen Corp.	23,500	640,610
Amgen, Inc. (a)	33,500	1,959,080
Amphenol Corp., Class A	3,700	147,408
Anadarko Petroleum Corp.	33,400	2,130,252
Analog Devices, Inc.	6,500	175,240
Apache Corp.	19,900	1,965,523
Arch Capital Group Ltd. (a)	11,000	786,940
Archer-Daniels-Midland Co.	1,700	50,949
Ascent Media Corp., Class A (a)	195	5,025
Axis Capital Holdings Ltd.	800	23,040
BMC Software, Inc. (a)	4,100	158,424
Bank of America Corp.	309,100	4,692,138
The Bank of New York Mellon Corp.	142,079	4,133,078
Baxter International, Inc.	11,700	673,803
Beckman Coulter, Inc.	1,300	84,981
Biogen Idec, Inc. (a)	1,900	102,106
Biosante Pharmaceuticals, Inc. (a)	3,387	5,182
Boeing Co. (b)	54,700	3,314,820
Boston Scientific Corp. (a)	44,900	387,487
Bristol-Myers Squibb Co.	449,142	10,941,099
Broadcom Corp., Class A	15,600	416,832
Bunge Ltd.	8,511	500,362
Burlington Northern Santa Fe Corp.	50,100	4,996,473
CA, Inc.	127,000	2,799,080
CF Industries Holdings, Inc.	8,000	742,880
CMS Energy Corp.	27,500	417,175
CNA Financial Corp. (a)	1,000	23,490
CNX Gas Corp. (a)	16,400	440,012
CVS Caremark Corp.	45,970	1,488,049
Cardinal Health, Inc.	3,000	99,210
CareFusion Corp. (a)	3,900	100,425
CenturyTel, Inc.	10,041	341,494
Chesapeake Energy Corp.	22,900	567,462
Chevron Corp. (c)	106,150	7,655,538
Chipotle Mexican Grill, Inc., Class A (a)	1,900	183,274
Chubb Corp.	30,700	1,535,000
Cigna Corp.	30,200	1,019,854
Cisco Systems, Inc. (a)	196,100	4,406,367
Citigroup, Inc. (b)	992,123	3,293,848
The Coca-Cola Co.	25,200	1,367,100
Cognizant Technology Solutions Corp. (a)	6,400	279,424
Colgate-Palmolive Co.	23,700	1,896,711
Comcast Corp., Class A	248,000	3,925,840
Comerica, Inc.	3,100	106,981
Complete Production Services, Inc. (a)	49,300	617,729
Computer Sciences Corp. (a)	6,100	312,930
Comverse Technology, Inc. (a)	99,000	941,490
ConAgra Foods, Inc.	20,700	470,718
ConocoPhillips	71,000	3,408,000
Consol Energy, Inc.	125,100	5,830,911
Constellation Brands, Inc., Class A (a)	20,300	326,424
Corning, Inc.	264,400	4,780,352
Crown Holdings, Inc. (a)	30,200	719,062

Common Stocks	Shares	Value

United States (continued)
DIRECTV, Class A (a)	67	$2,033
DISH Network Corp.	30,000	547,800
DTE Energy Co.	2,300	96,692
DaVita, Inc. (a)	16,600	992,016
Dell, Inc. (a)	85,800	1,106,820
Devon Energy Corp.	25,000	1,672,750
Discover Financial Services, Inc.	250	3,420
Discovery Communications, Inc., Class A (a)	1,250	37,075
Discovery Communications, Inc., Class C (a)	1,350	35,451
Dover Corp.	2,400	102,912
The Dow Chemical Co.	83,200	2,253,888
Dr. Pepper Snapple Group, Inc.	9,240	255,578
E.I. du Pont de Nemours & Co.	57,800	1,884,858
EMC Corp. (a)	68,000	1,133,560
Eastman Chemical Co.	1,700	96,101
Eaton Corp.	1,600	97,984
eBay, Inc. (a)	39,500	909,290
Edison International	2,800	93,296
El Paso Corp.	312,300	3,169,845
Electronic Arts, Inc. (a)	66,000	1,074,480
Eli Lilly & Co.	25,900	911,680
Endo Pharmaceuticals Holdings, Inc. (a)	9,400	189,034
Endurance Specialty Holdings Ltd.	34,200	1,231,884
Entergy Corp.	20,100	1,533,831
Everest Re Group Ltd.	6,600	565,884
Exelon Corp.	25,900	1,181,558
Extreme Networks, Inc. (a)	2,543	6,281
Exxon Mobil Corp. (c)	180,700	11,642,501
FMC Corp.	55,900	2,847,546
FPL Group, Inc.	40,300	1,965,028
Family Dollar Stores, Inc.	1,800	55,584
Fidelity National Information Services, Inc.	7,700	181,412
Fidelity National Title Group, Inc., Class A	132,100	1,704,090
Fluor Corp.	1,100	49,874
Forest Laboratories, Inc. (a)	13,600	403,104
Freeport-McMoRan Copper & Gold, Inc., Class B	28,657	1,911,135
GameStop Corp., Class A (a)	33,500	662,295
The Gap, Inc.	3,100	59,148
Garmin Ltd.	3,000	96,930
General Communication, Inc., Class A (a)	23,700	140,541
General Dynamics Corp.	3,400	227,290
General Electric Co.	496,860	7,989,509
General Mills, Inc.	15,200	1,083,912
Genzyme Corp. (a)	37,400	2,029,324
Gilead Sciences, Inc. (a)	22,700	1,095,729
Global Industries Ltd. (a)	190,400	1,327,088
Global Payments, Inc.	1,900	84,550
The Goldman Sachs Group, Inc.	13,500	2,007,720
Goodrich Corp.	1,100	68,101
Google, Inc., Class A (a)	9,600	5,082,432
H.J. Heinz Co.	18,993	828,665
Halliburton Co.	44,850	1,310,068
Hanesbrands, Inc. (a)	2,250	51,682

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010	5

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Harris Corp.	2,900	$124,468
HealthSouth Corp. (a)	23,160	417,112
Hess Corp.	24,000	1,386,960
Hewitt Associates, Inc., Class A (a)	2,600	102,648
Hewlett-Packard Co.	51,300	2,414,691
Hologic, Inc. (a)	156,500	2,358,455
Hospira, Inc. (a)	2,000	101,280
Humana, Inc. (a)	32,500	1,580,150
Intel Corp.	94,300	1,829,420
International Business Machines Corp.	59,100	7,233,249
International Game Technology	66,700	1,223,278
International Paper Co.	20,700	474,237
ITT Corp.	1,800	86,958
JDS Uniphase Corp. (a)	11,450	89,997
Johnson & Johnson	142,600	8,963,836
JPMorgan Chase & Co.	207,000	8,060,580
KBR, Inc.	32,720	612,846
Key Energy Services, Inc. (a)	8,725	84,371
Kimberly-Clark Corp.	1,600	95,024
King Pharmaceuticals, Inc. (a)	13,100	157,331
Kraft Foods, Inc.	113,497	3,139,327
L-3 Communications Holdings, Inc.	500	41,670
LSI Corp. (a)	8,500	42,415
Lexmark International, Inc., Class A (a)	48,800	1,258,552
Liberty Media Corp., Series A (a)	6	281
Liberty Media Holding Corp. - Capital (a)	17	440
Liberty Media Holding Corp. - Interactive (a)	1,815	18,840
Life Technologies Corp. (a)	12,860	639,271
Lockheed Martin Corp.	18,700	1,393,524
Lorillard, Inc.	7,800	590,460
Lubrizol Corp.	1,300	95,797
MEMC Electronic Materials, Inc. (a)	4,800	60,384
Manpower, Inc.	600	31,074
Marathon Oil Corp.	80,300	2,393,743
Mattel, Inc.	100,500	1,981,860
McDermott International, Inc. (a)	72,700	1,717,174
McDonald’s Corp.	28,100	1,754,283
The McGraw-Hill Cos., Inc.	2,000	70,900
McKesson Corp.	15,800	929,356
Mead Johnson Nutrition Co.	46,312	2,094,692
MeadWestvaco Corp.	3,800	91,466
Medco Health Solutions, Inc. (a)	30,800	1,893,584
Medtronic, Inc.	98,200	4,211,798
Merck & Co., Inc.	173,442	6,622,016
MetLife, Inc.	22,600	798,232
Mettler Toledo International, Inc. (a)	4,900	477,603
Microsoft Corp.	505,000	14,230,900
Morgan Stanley	45,800	1,226,524
Motorola, Inc.	83,200	511,680
Murphy Oil Corp.	13,500	689,580
Mylan, Inc. (a)	47,051	857,740
NII Holdings, Inc. (a)	3,100	101,494
NRG Energy, Inc. (a)	22,600	544,886

Common Stocks	Shares	Value

United States (continued)
Nabors Industries Ltd. (a)	12,000	$267,600
National Oilwell Varco, Inc.	46,572	1,904,795
National Semiconductor Corp.	6,900	91,494
Newmont Mining Corp.	101,800	4,363,148
News Corp., Class A	83,900	1,057,979
Noble Energy, Inc.	900	66,546
Northern Trust Corp.	56,600	2,859,432
Northrop Grumman Corp.	23,800	1,347,080
Novell, Inc. (a)	27,900	124,713
Occidental Petroleum Corp.	33,950	2,659,643
Oracle Corp.	134,500	3,101,570
PPG Industries, Inc.	1,700	99,756
PPL Corp.	24,000	707,760
Pall Corp.	4,000	137,880
PartnerRe Ltd.	6,800	507,212
PepsiAmericas, Inc.	7,700	223,685
PerkinElmer, Inc.	18,100	364,534
Perrigo Co.	22,400	991,872
Pfizer, Inc.	403,089	7,521,641
PharMerica Corp. (a)	975	15,873
Philip Morris International, Inc.	45,400	2,066,154
Pitney Bowes, Inc.	4,300	89,956
Platinum Underwriters Holdings Ltd.	14,400	522,144
Polycom, Inc. (a)	54,000	1,211,220
Praxair, Inc.	6,100	459,452
Precision Castparts Corp.	10,900	1,147,225
Pride International, Inc. (a)	2,800	82,880
Principal Financial Group, Inc.	16,200	373,410
The Procter & Gamble Co.	98,500	6,062,675
The Progressive Corp.	40,600	673,148
QUALCOMM, Inc.	95,000	3,723,050
Qwest Communications International, Inc.	334,800	1,409,508
RHJ International - ADR (a)	23,000	190,215
R.R. Donnelley & Sons Co.	4,500	89,190
Ralcorp Holdings, Inc. (a)	2,801	173,102
Raytheon Co.	12,700	665,861
RenaissanceRe Holdings Ltd.	14,500	785,610
Reynolds American, Inc.	800	42,560
Ross Stores, Inc.	2,200	101,046
RusHydro	3,895,854	162,847
Ryder System, Inc.	1,900	69,160
SUPERVALU, Inc.	8,091	119,019
Safeway, Inc.	2,100	47,145
Sara Lee Corp.	167,700	2,035,878
Schlumberger Ltd.	40,100	2,544,746
Seagate Technology	5,200	86,996
Seahawk Drilling, Inc. (a)	146	3,053
Smith International, Inc.	8,500	257,720
Sohu.com, Inc. (a)	4,600	231,610
The Southern Co.	9,400	300,800
Spirit Aerosystems Holdings, Inc., Class A (a)	97,300	2,087,085
Sprint Nextel Corp. (a)	143,900	471,992
The St. Joe Co. (a)(b)	46,000	1,196,000
State Street Corp.	41,200	1,766,656
Stryker Corp.	1,900	98,648
Target Corp.	2,100	107,667

6	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

United States (concluded)
Tellabs, Inc.		2,800	$18,004
Teradata Corp. (a)		6,100	170,617
Texas Instruments, Inc.		43,400	976,500
Thermo Fisher Scientific, Inc. (a)		28,100	1,296,815
Time Warner Cable, Inc.		7,089	309,009
Time Warner, Inc.		28,233	774,996
Total System Services, Inc.		6,700	95,877
Transatlantic Holdings, Inc.		8,500	422,365
The Travelers Cos., Inc.		56,600	2,867,922
URS Corp. (a)		1,100	49,368
U.S. Bancorp		127,500	3,197,700
Unifi, Inc. (a)		107,300	358,382
Unilever Plc - ADR		14,500	442,540
Union Pacific Corp.		78,400	4,743,200
United Technologies Corp.		8,600	580,328
UnitedHealth Group, Inc.		93,000	3,069,000
UnumProvident Corp.		4,700	91,979
Valero Energy Corp.		25,900	477,078
Validus Holdings Ltd.		21,656	573,884
VeriSign, Inc. (a)		2,700	61,857
Verizon Communications, Inc.		233,900	6,881,338
Viacom, Inc., Class B (a)		82,150	2,393,851
WABCO Holdings, Inc.		400	10,340
Wal-Mart Stores, Inc.		106,100	5,668,923
Waters Corp. (a)		18,150	1,034,187
WellPoint, Inc. (a)		57,650	3,673,458
Wells Fargo & Co.		274,300	7,798,349
Western Digital Corp. (a)		9,100	345,709
The Western Union Co.		25,500	472,770
Windstream Corp.		23,391	241,161
XL Capital Ltd., Class A (b)		192,600	3,229,902
XTO Energy, Inc.		29,500	1,314,815
Xerox Corp.		284,700	2,482,584
Xilinx, Inc.		4,100	96,678

			385,856,364

Total Common Stocks – 85.6%			740,369,631

Fixed Income Securities

Corporate Bonds	Par (000)

Canada — 0.3%
Sino-Forest Corp., 5.00%, 8/01/13 (d)(e)	USD	2,332	2,655,565

China — 0.2%
GOME Electrical Appliances Holdings Ltd., 68.95%, 5/18/14 (e)(f)	CNY	11,900	1,743,130

Hong Kong — 0.0%
FUJI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(e)(g)(f)		10,800	110,740

India — 0.3%
Gujarat NRE Coke Ltd., 23.59%, 4/12/11 (e)(f)	USD	1,000	1,650,000

Corporate Bonds	Par (000)		Value

India (concluded)
REI Agro Ltd., 5.50%, 11/13/14 (d)(e)	USD	1,235	$1,336,888

			2,986,888

Malaysia — 0.4%
Berjaya Land Bhd, 8.00%, 8/15/11 (e)	MYR	4,290	1,257,311
YTL Power Finance Cayman Ltd., 7.38%, 5/09/10 (e)(f)	USD	1,600	1,994,936

			3,252,247

Singapore — 0.4%
Olam International Ltd., 6.00%, 10/15/16 (e)		800	829,727
Wilmar International Ltd., 11.93%, 12/18/12 (e)(f)		800	1,065,726
Yanlord Land Group Ltd., 5.85%, 7/13/14 (e)	SGD	1,750	1,263,111

			3,158,564

United Arab Emirates — 0.6%
Aldar Funding Ltd., 5.77%, 11/10/11 (e)	USD	475	469,063
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (e)		5,410	4,667,477

			5,136,540

United Kingdom — 0.3%
Lloyds TSB Bank Plc, 13.00% (i)	GBP	1,081	1,857,566
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (e)(h)	USD	1,000	988,670

			2,846,236

United States — 0.5%
Cell Genesys, Inc., 3.13%, 5/01/13 (e)		27	11,105
China Milk Products Group Ltd., 17.88%, 1/05/12 (e)(f)		1,000	1,052,661
IOI Capital Bhd Series IOI, 1.16%, 12/18/11 (e)(f)		2,150	2,555,812
Nabi Biopharmaceuticals, 2.88%, 4/15/25 (e)		50	47,500
Preferred Term Securities XXIV, Ltd., 5.97%, 3/22/37		1,200	12
Preferred Term Securities XXV, Ltd., 5.76%, 6/22/37		1,150	12
Preferred Term Securities XXVI, Ltd., 6.19%, 9/22/37		970	10
Preferred Term Securities XXVII, Ltd., 6.29%, 12/22/37		900	9
SBA Communications Corp., 4.00%, 10/01/14 (d)(e)		412	525,300

			4,192,421

Total Corporate Bonds – 3.0%			26,082,331

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010	7

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value

United States — 1.2%
U.S. Treasury Notes, 2.75%, 7/31/10	USD	10,525	$10,659,846

Total U.S. Treasury Obligations – 1.2%			10,659,846

Total Fixed Income Securities – 4.2%			36,742,177

Investment Companies	Shares

Brazil — 0.0%
iShares MSCI Brazil Index Fund (j)		3,500	226,380

United States — 4.7%
Consumer Staples Select Sector SPDR Fund (b)		66,100	1,731,820
ETFS Platinum Trust (a)		2,300	346,081
Financial Select Sector SPDR Fund (b)		286,800	4,069,692
Health Care Select Sector SPDR Fund		66,100	2,068,269
iShares Dow Jones U.S. Telecommunications Sector Index Fund (j)		40,000	728,800
iShares Silver Trust (a)(j)		193,600	3,078,240
SPDR Gold Trust (a)		198,800	21,064,848
SPDR KBW Bank ETF		12,000	276,720
SPDR KBW Regional Banking ETF		18,300	440,481
Technology Select Sector SPDR Fund		144,400	3,022,292
Telecom HOLDRs Trust		11,200	259,840
Utilities Select Sector SPDR Fund		117,400	3,460,952
Vanguard Telecommunication Services ETF		1,400	72,982

			40,621,017

Vietnam — 0.2%
Vietnam Enterprise Investments
Ltd. - R Shares (a)		199,954	319,926
Vinaland Ltd. (a)		1,723,580	1,527,609

			1,847,535

Total Investment Companies – 4.9%			42,694,932

Preferred Securities

Capital Trust	Par (000)

Singapore — 0.0%
DBS Capital Funding Corp., 7.66%, (i)(k)	USD	119	121,677

Total Capital Trust – 0.0%			121,677

Preferred Stocks	Shares		Value

United States — 0.6%
Bank of America Corp., 10.00% (e)		145,300	$2,194,030
Bunge Ltd., 4.88% (e)		2,835	247,085
El Paso Corp., 4.99% (e)		1,658	1,558,520
Mylan, Inc., 6.50% (e)		580	574,020
XL Capital Ltd., 10.75% (e)		17,012	441,121

Total Preferred Stocks – 0.6%			5,014,776

Total Preferred Securities – 0.6%			5,136,453

Rights

United States — 0.0%
Hydro-WGC (expires 7/01/10)		5,948,207	23,097

Total Rights – 0.0%			23,097

Warrants (l)

Canada — 0.0%
Kinross Gold Corp. (expires 9/03/13)		36,725	97,888
New Gold, Inc. (expires 4/03/12)		170,500	6,378

			104,266

United States — 0.1%
JPMorgan Chase & Co. (expires 10/28/18)		35,700	464,100

Total Warrants – 0.1%			568,366

Total Long-Term Investments (Cost – $788,575,495) – 95.4%			825,534,656

Short-Term Securities	Beneficial Interest (000)

Money Market Funds — 1.9%
BlackRock Liquidity Series, LLC Money Market Series 0.27% (j)(m)(n)	USD	16,356	16,356,150

U.S. Treasury Obligations	Par (000)

U.S. Treasury Bills, 0.04%, 4/08/10 (o)		10,404	10,402,814
U.S. Treasury Bills, 0.04%, 4/22/10 (o)		10,938	10,936,294
U.S. Treasury Bills, 0.05%, 4/29/10 (o)		5,900	5,898,932

8	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Bills, 0.04%, 4/15/10 (o)	USD	11,564	$11,562,474

Total U.S. Treasury Obligations – 4.5%			38,800,514

Total Short-Term Securities (Cost – $55,158,144) – 6.4%			55,156,664

Options Purchased		Contracts

Exchange-Traded Put Options Purchased — 0.0%
S&p 500 Listed Option, Strike Price USD 105, Expires 2/20/10		272	408,000

Total Options Purchased (Cost – $622,212) – 0.0%			408,000

Total Investments Before Structured Options, Investments Sold Short and Options Written (Cost – $844,355,851*) – 101.8%			881,099,320

Over-the-Counter Structured Options		Units

Credit Suisse Euro Stoxx Index Link, Expires 7/23/10, Broker Credit Suisse International (p)		1,604	776,026
JPMorgan Euro Stoxx Index Link, Expires 7/16/10, Broker JPMorgan Chase Bank NA (q)		1,646	763,838

Total Options Purchased (Cost – $0) – 0.2%			1,539,864

Investments Sold Short		Shares

United States — (0.5)%
D.R. Horton, Inc.		65,200	(768,708)
Home Depot, Inc.		66,800	(1,871,068)
Lowe’s Cos., Inc.		43,800	(948,270)
Masco Corp.		40,800	(553,248)

Total Investments Sold Short (Proceeds – $3,935,336) – (0.5)%			(4,141,294)

Options Written		Contracts

Exchange-Traded Call Options Written — (0.1)%
Advanced Micro Devices, Inc., Strike Price USD 8 Expires 7/17/10		815	(75,795)
Agrium, Inc., Strike Price USD 60, Expires 1/22/11		112	(87,920)
CF Industries Holdings, Inc., Strike Price USD 85, Expires 5/15/10		72	(93,240)
Corning, Inc., Strike Price USD 19 Expires 5/15/10		188	(19,270)
Dell, Inc., Strike Price USD 15, Expires 1/22/11		488	(55,632)
Goldman Sachs Group, Inc., Strike Price USD 185 Expires 4/17/10		35	(3,080)
JPMorgan Chase & Co., Strike Price USD 44, Expires 6/19/10		521	(76,587)

Options Written		Contracts	Value

Exchange-Traded Call Options Written (concluded)
Metlife, Inc., Strike Price USD 41, Expires 6/19/10		77	$(8,855)
Microsoft Corp., Strike Price USD 28, Expires 4/17/10		1,188	(162,756)
UnitedHealth Group, Inc., Strike Price USD 30, Expires 6/19/10		555	(259,463)
WellPoint, Inc., Strike Price 60, Expires 6/19/10		221	(159,120)
Xerox Corp., Strike Price USD 8, Expires 4/17/10		430	(40,850)

			(1,042,568)

Exchange-Traded Put Options Written — 0.0%
Goldman Sachs Group, Inc., Strike Price USD 155, Expires 4/17/10		35	(46,550)

Total Options Written (Premiums Received – $1,081,146) – (0.1)%			(1,089,118)

Total Investments, Net of Structured Options, Investments Sold Short and Options Written – 101.4%			877,408,772
Liabilities in Excess of Other Assets– (1.4)%			(12,107,266)

Net Assets – 100.0%			$865,301,506

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$853,267,648

Gross unrealized appreciation	$93,249,817
Gross unrealized depreciation	(63,878,281)

Net unrealized appreciation	$29,371,536

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Convertible security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

JPMorgan Chase Bank NA	$988,670	$(11,330)

(i)	Security is perpetual in nature and has no stated maturity date.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010	9

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost		Realized Loss	Income

BlackRock Liquidity
Funds, TempFund,
Institutional Class	—		$196,326	[1]	—	$38
BlackRock Liquidity
Series, LLC Money
Market Series	$8,215,150	[2]	—		—	$8,547
iShares Dow Jones
U.S.
Telecommunications
Sector Index Fund	—		—		—	$8,077
iShares MSCI Brazil	—		—		—	—
iShares Silver Trust	—		—		—	$7,505

[1] Represents net sales cost.

[2] Represents net purchase cost.

(k)	Variable rate security. Rate shown is as of report date.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until expiration date.

(m)	Represents the current yield as of report date.

(n)	Security was purchased with the cash collateral from securities loans.

(o)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(p)

CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro/U.S. Dollar exchange rate. Each unit contains (a) one written put on the composite index at a strike price of 3,173.207 and (b) two purchased call spreads on the composite index with a lower call strike of 3,271.3474 and an upper call strike of 3,762.0495. Because the Structured Option was constructed with an upper call strike limit of 115%, theoretically the structure would peak at 30.00% return in the event that the composite index rose to, or above the level of 3,762.0495 at expiration.

On January 29, 2010, the composite index was 3,849.519. At this time, the value of this Structured Option was $776,034, representing the potential obligation to the Fund from the counterparty based on the price of the structure of $483.51 per unit. The structure expires on July 23, 2010.

(q)

JP Morgan DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro/U.S. Dollar exchange rate. Each unit contains (a) one written put on the composite index at a strike price of 3,299.55 and (b) 2.03 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,401.60 and an upper call strike of 3,911.84. For each unit of the Structured Option, the Fund has sold or written 2.03 calls on the composite index at 3,911.84 and bought 2.03 calls on the composite index at 3,401.60. Because the Structured Option was constructed with an upper call strike limit of 115%, theoretically the structure would peak at 30.45% return in the event that the composite index rose to, or above 3,911.84 at expiration.

On January 29, 2010, the composite index was 3,849.519. At this time, the value of this Structured Option was $763,710.51, representing the potential obligation to the Fund from the counterparty based on the price of the structure of $463.90 per unit. The structure expires on July 16, 2010.

10	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

•	Financial futures contracts purchased as of January 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Amount	Unrealized Depreciation

16	DAX Index 25 Euro	Eurex	March 2010	$3,294,720	$(184,798)
346	DJ Euro Stoxx	Eurex	March 2010	$13,794,052	(491,157)
5	FTSE 100 Index	NYSE LIFFE London	March 2010	$421,593	(10,101)
72	S&P 500 Index	Chicago Mercantile	March 2010	$20,192,564	(925,364)

Total					$(1,611,420)

•	Financial futures contracts sold as of January 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

12	Hang Seng Index	Hong Kong	February 2010	$1,554,985	$(6,308)
2	S&P TSE 60 Index	Toronto	March 2010	$244,516	2,552
54	Yen Denom Nikkei	Tokyo	March 2010	$3,075,847	23,335

Total					$19,579

•	Total return swaps outstanding as of January 31, 2010 were as follows:

Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation

(0.60)%[1]	BNP Paribas SA	September 2010	USD	5,529	$(304,795)[2]
(0.49)%[3]	BNP Paribas SA	September 2010	USD	1,975	(163,921)[2]
(0.47)%[4]	Deutsche Bank AG	September 2010	USD	2,651	(220,018)[2]
0.01%[6]	BNP Paribas SA	September 2010	USD	3,927	(60,971)[5]
0.73%[8]	JPMorgan Chase Bank NA	December 2010	USD	1,450	(63,174)[7]
0.62%[9]	BNP Paribas SA	January 2011	USD	1,400	(125,515)[7]

Total					$(938,394)

1	Based on the 3-month LIBOR minus 0.85% as of report date.

2	Based on the return of the MSCI Daily Total Return Net Europe USD Index as of report date.

3	Based on the 3-month LIBOR minus 0.74% as of report date.

4	Based on the 3-month LIBOR minus 0.72% as of report date.

5	Based on the return of the MSCI Daily Total Return Net EAFE USD Index as of report date.

6	Based on the 3-month LIBOR minus 0.24% as of report date.

7	Based on the return of the MSCI Daily Total Return Net Emerging Markets USD Index as of report date.

8	Based on the 3-month LIBOR minus 0.48% as of report date.

9	Based on the 3-month LIBOR minus 0.37% as of report date.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010	11

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

•	Foreign currency exchange contracts as of January 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	38,988,374	USD	432,531	JPMorgan Chase Bank NA	2/01/10	$(599)
HKD	69,836	USD	8,992	UBS AG	2/01/10	3
USD	244	EUR	175	Brown Brothers Harriman & Co.	2/02/10	1
SGD	33,628	USD	23,946	Credit Suisse International	2/02/10	(33)
EUR	18,886,407	USD	26,628,890	Brown Brothers Harriman & Co.	2/08/10	(443,420)
USD	2,699,731	CHF	2,819,950	Brown Brothers Harriman & Co.	2/08/10	41,089
USD	5,091,093	GBP	3,136,996	Brown Brothers Harriman & Co.	2/08/10	76,979
USD	4,744,355	JPY	435,173,150	Brown Brothers Harriman & Co.	2/08/10	(76,828)
BRL	4,311,600	USD	2,394,003	Brown Brothers Harriman & Co.	2/09/10	(111,003)
INR	143,378,000	USD	3,108,129	Brown Brothers Harriman & Co.	2/09/10	(5,220)

Total						$(519,031)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 1
Common Stocks
Belgium	$339,887	—
Brazil	30,027,904	—
Canada	37,047,809	—
Chile	1,240,757	—
China	1,469,464	—
France	104,505	—
Germany	74,624	—
Hong Kong	375,498	—

12	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 1
Common Stocks (concluded)
Ireland	$1,371,088	—
Israel	2,942,949	—
Japan	1,705,529	—
Kazakhstan	3,472,180	—
Luxemburg	99,848	—
Malaysia	493,104	—
Mexico	2,283,667	—
Netherlands	869,728	—
Philippines	649,252	—
Russia	18,106,936	—
South Africa	619,242	—
South Korea	3,143,343	—
Switzerland	3,547,588	—
Taiwan	857,913	—
Thailand	2,640,704	—
United Kingdom	14,970,156	—
United States	381,005,595	—
Investment Companies	42,375,006	—
Preferred Stocks	1,258,226	—
Warrants	568,366	—
Investments Sold Short	—	$(4,141,294)

Total Level 1	553,660,868	(4,141,294)

Level 2
Long-Term Investments:
Common Stocks
Australia	8,174,335	—
Austria	940,760	—
Belgium	1,105,054	—
China	20,205,095	—
Egypt	1,676,792	—
Finland	840,272	—
France	8,397,034	—
Germany	1,839,316	—
Hong Kong	7,115,354	—
India	7,922,731	—
Indonesia	1,443,550	—
Italy	825,823	—
Japan	95,393,165	—
Malaysia	3,572,473	—
Netherlands	2,001,594	—
Norway	1,267,945	—
Philippines	30,803	—
Singapore	10,376,473	—
South Africa	1,250,635	—
South Korea	10,170,117	—
Spain	2,896,269	—
Switzerland	11,140,108	—
Taiwan	8,155,395	—
Turkey	4,159,697	—
United Kingdom	13,267,225	—
United States	4,854,770	—
Corporate Bonds	20,846,244	—
U.S. Treasury Obligations	10,659,846	—
Preferred Stocks	3,752,550	—
Investment Companies	319,926	—
Capital Trust	121,677	—
Rights	23,097	—

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010	13

Consolidated Schedule of Investments (concluded)	BlackRock Global Dynamic Equity Fund

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Short-Term Securities:
Money Market Funds	$16,356,150	—
U.S. Treasury Obligations	38,800,514	—

Total Level 2	319,902,789	—

Level 3
Long-Term Investments:
Corporate Bonds	7,040,355	—
Preferred Stocks	87,308	—

Total Level 3	7,127,663	—

Total	$880,691,320	$(4,141,294)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$433,887	$(2,706,846)
Level 2	118,072	(1,575,497)
Level 3	1,539,864	—

Total	$2,091,823	$(4,282,343)

[1]

Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, structured options and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and structured options and options shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determine fair value:

	Investments in Securities

	Corporate Bonds	Preferred Stocks	Total

Balance, as of October 31, 2009	$7,108,454	$133,559	$7,242,013
Accrued discounts/premiums	29,874	—	29,874
Realized gain (loss)	170,675	1	170,676
Change in unrealized appreciation (depreciation)[2]	78,169	(7,495)	70,674
Net purchases (sales)	(2,151,086)	(38,757)	(2,189,843)
Net transfers in (out) of Level 3	1,804,269	—	1,804,269

Balance, as of January 31, 2010	$7,040,355	$87,308	$7,127,663

[2]The change in unrealized appreciation/depreciation on securities still held at January 31, 2010 was $137,424.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determine fair value:

Other Financial Instruments

Assets

Balance, as of October 31, 2009	$1,526,180
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	13,684
Net purchases (sales)	—
Net transfers in (out) of Level 3	—

Balance, as of January 31, 2010	$1,539,864

14	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JANUARY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Dynamic Equity Fund

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: March 19, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Dynamic Equity Fund

Date: March 19, 2010